UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      MARK S. HOWARD
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., VIRGINIA BOND FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2004



[LOGO OF USAA]
   USAA(R)

                     USAA VIRGINIA BOND Fund

                               [GRAPHIC OF USAA VIRGINIA BOND FUND]

             S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   SEPTEMBER 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        5

FINANCIAL INFORMATION

    Portfolio of Investments                                     17

    Notes to Portfolio of Investments                            24

    Financial Statements                                         25

    Notes to Financial Statements                                28

    Expense Example                                              37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                                 IN THIS ENVIRONMENT,
[PHOTO OF CHRISTOPHER W. CLAUS]           MONEY MARKET FUNDS AND BOND FUNDS
                                           CONTINUE TO LOOK ATTRACTIVE AS
                                              LONG-TERM INVESTMENTS....

                                                          "

                                                                  October 2004
--------------------------------------------------------------------------------

Yield relief has arrived.

Since June 2004, the Federal Reserve Board (the Fed) has raised short-term interest rates three times, and is expected to continue raising them in a measured fashion over the coming months. Many of us have already begun to enjoy higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest). Money market fund shareholders in particular have seen an increase in current yields and we believe their yields will increase further.

However, where the Fed influences the short end of the yield curve, the market controls intermediate- and longer-term yields, which have not increased as much. As short-term yields continue to rise, the yield relationship between bonds of different maturities narrows. In other words, the yield curve "flattens."

Local and state economies continue to strengthen as evidenced by a steady improvement in tax collections. States and municipalities are now in a better position to pay off their debt and the interest on it - a critical consideration for bondholders.

Inflation remains under control for the present. One cause for concern, however, is the price of oil. If oil prices do not come down, an increase in inflation is likely. Oil is used in most segments of the economy, so a higher price for oil could translate into higher prices for a range of goods and services.

In this environment, money market funds and bond funds continue to look attractive as long-term investments, especially in comparison to certificates of deposit (CDs) and other fixed-rate alternatives. As yields rise, investors will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

 . . . C O N T I N U E D
========================--------------------------------------------------------

As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees. Along with this commitment comes the recognition our bond funds have received from industry experts. USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall three-, five-, and 10-year periods ending December 31, 2003. Lipper is a leading global provider of mutual fund information and analysis, and made the award in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

We are proud of our success and will continue to work hard on your behalf. Thank you for your continued faith in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall. o CDs are insured and have a fixed return.

The Lipper Best Bond Group 2004 Award is based on the Consistent Return scores of all the USAA taxable and tax-exempt bond funds. Lipper presents the award annually to one fund group in each asset class whose funds within that asset class achieved higher average Consistent Return scores than competing fund groups. A fund group's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003. The overall time period is an equal-weighted average of the three-year, five-year, and 10-year periods (if applicable). Lipper calculated Consistent Return scores for each fund group's funds within the fixed-income asset class, and the equal-weighted average score was used to determine the awardee. To be eligible for an asset class award, a fund group must have five distinct fund portfolios within the asset class that are three years old or older. The fund group was chosen among 97 groups. Multiple fund companies that share a common parent firm were combined for the purposes of determining eligibility and calculating an average score. Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. Lipper is a leading global mutual fund research firm.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA VIRGINIA BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and Virginia state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in long-term investment-grade Virginia tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

---------------------------------------------------------------------------------------
                                                         9/30/04            3/31/04
---------------------------------------------------------------------------------------
Net Assets                                            $502.9 Million     $510.5 Million
Net Asset Value Per Share                                 $11.72             $11.83
Tax-Exempt Dividends Per Share Last 12 Months             $0.502             $0.506
Capital Gain Distributions Per Share Last 12 Months          -                  -

---------------------------------------------------------------------------------------
                                                        9/30/04            3/31/04
---------------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity                                 15.4 Years         15.6 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/04
--------------------------------------------------------------------------------

3/31/04 TO 9/30/04                          30-DAY SEC YIELD
     1.24%**                                      3.14%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. **TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
                TOTAL RETURN     =    DIVIDEND RETURN    +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS            6.51%        =         5.39%         +         1.12%
5 YEARS             6.53%        =         4.99%         +         1.54%
1 YEAR              4.48%        =         4.39%         +         0.09%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2004

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

--------------------------------------------------------------------------------
                  TOTAL RETURN       DIVIDEND RETURN     CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
9/30/1995            10.51%                6.41%                 4.10%
9/30/1996             6.98                 5.97                  1.01
9/30/1997             8.92                 5.93                  2.99
9/30/1998             8.73                 5.65                  3.08
9/30/1999            -2.20                 4.98                 -7.18
9/30/2000             5.60                 5.69                 -0.09
9/30/2001             9.69                 5.45                  4.24
9/30/2002             9.03                 4.96                  4.07
9/30/2003             3.95                 4.46                 -0.51
9/30/2004             4.48                 4.39                  0.09

                                 [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        12-MONTH DIVIDEND YIELD COMPARISON

 [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                   LIPPER VIRGINIA
              USAA VIRGINIA        MUNICIPAL DEBT
                BOND FUND          FUNDS AVERAGE
              -------------        ---------------
9/30/1995          5.82%                5.07%
9/30/1996          5.75                 4.89
9/30/1997          5.50                 4.76
9/30/1998          5.25                 4.50
9/30/1999          5.48                 4.67
9/30/2000          5.46                 4.74
9/30/2001          5.07                 4.43
9/30/2002          4.49                 4.05
9/30/2003          4.36                 3.88
9/30/2004          4.28                 3.74

                  [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/95 TO 9/30/04.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                                  CUMULATIVE PERFORMANCE COMPARISON

                           [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


                   LEHMAN BROTHERS           USAA             LIPPER VIRGINIA         LIPPER VIRGINIA
                    MUNICIPAL BOND       VIRGINIA BOND     MUNICIPAL DEBT FUNDS    MUNICIPAL DEBT FUNDS
                        INDEX                FUND                 INDEX                  AVERAGE
                   ---------------       -------------     --------------------    --------------------
09/30/94             $10,000.00           $10,000.00           $10,000.00              $10,000.00
10/31/94               9,822.44             9,792.74             9,814.07                9,798.96
11/30/94               9,644.59             9,565.59             9,599.72                9,576.97
12/31/94               9,856.91             9,827.21             9,853.66                9,832.74
01/31/95              10,138.74            10,170.90            10,140.31               10,143.90
02/28/95              10,433.61            10,485.60            10,446.76               10,462.07
03/31/95              10,553.53            10,586.23            10,535.42               10,560.81
04/30/95              10,565.98            10,595.60            10,541.45               10,562.94
05/31/95              10,903.14            10,898.84            10,859.95               10,898.35
06/30/95              10,807.84            10,802.58            10,748.04               10,767.13
07/31/95              10,910.09            10,875.76            10,816.91               10,832.38
08/31/95              11,048.55            10,999.36            10,926.23               10,957.51
09/30/95              11,118.35            11,051.05            10,989.07               11,017.50
10/31/95              11,279.98            11,238.25            11,175.00               11,195.77
11/30/95              11,467.39            11,424.52            11,388.48               11,407.57
12/31/95              11,577.46            11,505.52            11,514.16               11,537.23
01/31/96              11,664.93            11,614.10            11,575.28               11,628.46
02/29/96              11,586.14            11,533.94            11,479.73               11,521.10
03/31/96              11,438.13            11,387.46            11,300.09               11,336.86
04/30/96              11,405.69            11,361.91            11,259.08               11,294.68
05/31/96              11,401.35            11,375.05            11,286.38               11,315.24
06/30/96              11,525.61            11,510.73            11,399.66               11,431.90
07/31/96              11,629.88            11,611.77            11,507.84               11,536.43
08/31/96              11,627.28            11,604.27            11,489.80               11,526.55
09/30/96              11,789.77            11,822.19            11,665.78               11,694.40
10/31/96              11,923.01            11,942.67            11,774.44               11,806.18
11/30/96              12,141.41            12,137.37            11,969.29               12,006.63
12/31/96              12,090.14            12,087.63            11,916.29               11,952.25
01/31/97              12,113.03            12,100.62            11,911.66               11,951.09
02/28/97              12,224.25            12,201.48            12,007.75               12,050.22
03/31/97              12,061.18            12,050.00            11,859.40               11,913.14
04/30/97              12,162.27            12,173.63            11,972.48               12,014.44
05/31/97              12,345.33            12,373.75            12,142.35               12,179.45
06/30/97              12,476.83            12,488.81            12,262.25               12,306.34
07/31/97              12,822.39            12,849.15            12,606.44               12,647.42
08/31/97              12,702.18            12,723.99            12,478.15               12,551.72
09/30/97              12,852.80            12,876.40            12,617.73               12,693.65
10/31/97              12,935.64            12,946.42            12,700.74               12,781.77
11/30/97              13,011.82            13,047.05            12,777.02               12,863.16
12/31/97              13,201.54            13,235.94            12,956.60               13,039.76
01/31/98              13,337.68            13,328.17            13,065.08               13,181.68
02/28/98              13,341.73            13,352.13            13,064.97               13,185.37
03/31/98              13,353.61            13,390.81            13,091.17               13,199.60
04/30/98              13,293.36            13,310.44            13,020.86               13,140.16
05/31/98              13,503.65            13,518.62            13,225.70               13,339.81
06/30/98              13,556.95            13,593.79            13,276.54               13,386.40
07/31/98              13,590.84            13,630.41            13,304.09               13,412.88
08/31/98              13,800.84            13,832.68            13,502.88               13,607.58
09/30/98              13,972.89            13,999.88            13,658.84               13,748.04
10/31/98              13,972.60            13,938.66            13,615.47               13,706.82
11/30/98              14,021.55            14,024.09            13,671.77               13,749.30
12/31/98              14,056.89            14,035.68            13,695.80               13,779.68
01/31/99              14,224.02            14,177.11            13,832.52               13,927.40
02/28/99              14,162.03            14,114.99            13,765.36               13,856.67
03/31/99              14,181.44            14,143.34            13,769.72               13,863.29
04/30/99              14,216.78            14,191.82            13,813.42               13,904.15
05/31/99              14,134.52            14,099.00            13,723.23               13,818.65
06/30/99              13,931.18            13,906.25            13,532.00               13,624.68
07/31/99              13,981.87            13,916.02            13,552.39               13,643.91
08/31/99              13,869.77            13,742.01            13,403.77               13,486.48
09/30/99              13,875.57            13,691.42            13,371.61               13,471.07
10/31/99              13,725.24            13,447.42            13,164.98               13,272.43
11/30/99              13,871.22            13,539.17            13,288.17               13,396.84
12/31/99              13,767.81            13,385.54            13,158.78               13,273.73
01/31/00              13,707.86            13,308.38            13,070.21               13,176.23
02/29/00              13,867.17            13,564.50            13,244.24               13,347.39
03/31/00              14,170.14            13,860.36            13,529.35               13,643.58
04/30/00              14,086.43            13,790.71            13,456.54               13,567.60
05/31/00              14,013.15            13,703.34            13,365.95               13,463.57
06/30/00              14,384.49            14,081.90            13,701.61               13,804.92
07/31/00              14,584.64            14,304.56            13,890.19               13,993.10
08/31/00              14,809.41            14,514.64            14,097.47               14,203.61
09/30/00              14,732.36            14,458.36            14,026.61               14,134.26
10/31/00              14,893.12            14,592.53            14,157.77               14,266.79
11/30/00              15,005.79            14,725.23            14,245.94               14,320.83
12/31/00              15,376.55            15,149.54            14,605.43               14,661.41
01/31/01              15,528.91            15,205.64            14,698.47               14,755.79
02/28/01              15,578.15            15,312.16            14,785.90               14,833.47
03/31/01              15,717.76            15,443.41            14,911.33               14,966.04
04/30/01              15,547.45            15,210.15            14,728.97               14,797.18
05/31/01              15,714.87            15,370.81            14,888.94               14,948.49
06/30/01              15,820.01            15,516.33            15,001.01               15,056.89
07/31/01              16,054.34            15,778.07            15,208.74               15,259.86
08/31/01              16,318.79            16,036.88            15,451.10               15,496.76
09/30/01              16,264.05            15,858.68            15,330.15               15,377.36
10/31/01              16,457.83            16,052.26            15,509.84               15,552.33
11/30/01              16,319.08            15,936.83            15,382.05               15,434.35
12/31/01              16,164.70            15,800.22            15,243.52               15,284.92
01/31/02              16,445.08            16,016.63            15,451.77               15,500.46
02/28/02              16,643.21            16,236.24            15,643.72               15,679.49
03/31/02              16,317.05            15,912.38            15,359.95               15,403.67
04/30/02              16,635.96            16,205.43            15,608.23               15,654.27
05/31/02              16,737.05            16,301.52            15,703.88               15,745.82
06/30/02              16,914.03            16,447.31            15,831.48               15,888.91
07/31/02              17,131.56            16,655.94            16,033.17               16,085.61
08/31/02              17,337.50            16,869.41            16,184.44               16,235.77
09/30/02              17,717.24            17,294.70            16,528.60               16,573.03
10/31/02              17,423.53            16,916.64            16,194.25               16,249.67
11/30/02              17,351.12            16,833.97            16,122.47               16,182.31
12/31/02              17,717.24            17,266.04            16,485.32               16,530.28
01/31/03              17,672.34            17,153.17            16,385.85               16,443.74
02/28/03              17,919.42            17,515.02            16,650.81               16,693.76
03/31/03              17,930.13            17,514.78            16,646.57               16,684.50
04/30/03              18,048.60            17,728.55            16,800.82               16,829.78
05/31/03              18,471.21            18,141.80            17,183.36               17,210.51
06/30/03              18,392.71            17,946.92            17,086.85               17,126.00
07/31/03              17,749.10            17,237.04            16,492.71               16,536.32
08/31/03              17,881.47            17,441.10            16,622.98               16,665.03
09/30/03              18,407.20            17,978.68            17,062.87               17,102.29
10/31/03              18,314.51            17,863.07            16,993.42               17,024.12
11/30/03              18,505.39            18,108.41            17,187.09               17,210.86
12/31/03              18,658.61            18,252.58            17,318.37               17,333.14
01/31/04              18,765.50            18,286.40            17,394.90               17,407.92
02/29/04              19,047.91            18,629.80            17,668.80               17,670.76
03/31/04              18,981.58            18,553.68            17,570.47               17,568.23
04/30/04              18,532.04            18,090.41            17,174.48               17,190.94
05/31/04              18,464.84            18,010.00            17,126.96               17,140.56
06/30/04              18,532.04            18,076.42            17,180.70               17,192.50
07/31/04              18,775.92            18,334.84            17,391.52               17,399.35
08/31/04              19,152.18            18,685.50            17,707.04               17,694.29
09/30/04              19,253.85            18,784.45            17,794.88               17,778.57

                                                [END CHART]

                    DATA FROM 9/30/94 THROUGH 9/30/04.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA Virginia Bond Fund to the following benchmarks:

                    o The broad-based Lehman Brothers Municipal Bond Index is
                      an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                    o The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Virginia Municipal Debt Funds category.

                    o The Lipper Virginia Municipal Debt Funds Average is an
                      average performance level of all Virginia municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

10

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]            ROBERT R. PARISEAU, CFA
                                         USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2004, TO SEPTEMBER 30, 2004?

                 Your USAA Virginia Bond Fund provided a total return of 1.24% versus an average of 1.09% for the 35 funds in the Lipper Virginia Municipal Debt Funds Average. This compares to a 1.43% return for the Lehman Brothers Municipal Bond Index and a 1.28% return for the Lipper Virginia Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.28%, well above the 3.74% of the Lipper category average.

                                         * * * * *

                    THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                      RATING(TM) OF 5 STARS IN THE MUNICIPAL SINGLE-STATE
                  INTERMEDIATE-TERM BOND FUNDS CATEGORY (225 FUNDS IN CATEGORY)
                  AS OF SEPTEMBER 30, 2004. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE
                    FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR
                        (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 With respect to the municipal single-state intermediate-term bond funds, the USAA Virginia Bond Fund received a Morningstar Rating of 5 stars for each of the three-, five-, and 10-year periods among 225, 201, and 120 funds, respectively, through September 30, 2004. Ratings are based on risk-adjusted returns.

                                      [LOGO OF LIPPER    [LOGO OF LIPPER
                                          LEADER              LEADER
                    [LOGO OF LIPPER    TOTAL RETURN]    CONSISTENT RETURN]
                     FUND AWARDS
                    BEST BOND GROUP   [LOGO OF LIPPER    [LOGO OF LIPPER
                       USA 2004]          LEADER              LEADER
                                      TAX EFFICIENCY]        EXPENSES]

                 The Fund is listed as a Lipper Leader for Total Return, Consistent Return, Expense, and Tax Efficiency of 33, 33, 900, and 32 funds, respectively, within the Lipper Virginia Municipal Debt Funds category for the overall period ending September 30, 2004. The Fund received a Lipper Leader rating

                 LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2004. THE USAA VIRGINIA BOND FUND IN LIPPER'S VIRGINIA MUNICIPAL DEBT FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 33, 30, AND 13 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2004. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 900, 838, AND 548 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2004. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 32, 29, AND 32 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, EXPENSE, AND TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 for Total Return among 33, 30, and 23 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers. USAA ALSO WON THE 2004 LIPPER FUND AWARD FOR THE BEST BOND GROUP IN THE UNITED STATES.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 Interest rates continue to confound those who predicted that higher rates this year (and last) were "inevitable." Although strong job growth, rising inflation, and higher gasoline prices caused interest rates to spike this spring, they declined during the summer as job growth decelerated and commodity prices stabilized or fell along with most inflation statistics. Many industries struggle to pass on increased commodity costs to their customers. Nevertheless, from June to September 2004, the Federal Reserve Board (the Fed), raised the federal funds target rate from 1.00% to 1.75%, and in the early fall stated that the economy had "regained some traction."

                 During the six-month period, municipal interest rates rose (prices fell) for most maturities--but in the 15- to 20-year range, rates actually fell slightly. This long-intermediate range outperformed shorter maturities, where yields increased the most, and the longest maturities, where yields increased a little.

                 THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

                 The Fund remains fully invested in a diversified portfolio of long-term, investment-grade municipal bonds. We invest with an income orientation because OVER TIME income usually provides the vast majority of a bond's total return. We have focused on the 15- to 20-year maturity range in search of the optimum balance between income generation and potential price volatility. Since credit spreads are tight, we remain very selective in buying medium-grade securities (rated BBB and A).

WHAT IS THE CREDIT OUTLOOK FOR THE COMMONWEALTH OF VIRGINIA?

                 Although a political challenge, the Virginia Legislature and governor achieved a balanced budget, successfully maintaining the state's AAA rating by all three rating agencies (stable outlook by Standard & Poor's Ratings and Moody's Investors Service; affirmed by Fitch Ratings). As we expected, the projected budget shortfall was solved by a combination of tax increases, program cuts, and higher-than-forecast revenues. The state's broad and diverse economic base continues to generate revenue collections above expectations.

WHAT IS THE OUTLOOK?

                 Although the Fed is expected to continue to raise short-term rates, the DIRECTION OF LONG-TERM RATES will be largely determined by the bond market's expectation for inflation and economic growth. The current market consensus, although fragile, predicts economic growth will slow because of the depressive effects of higher energy prices and the diminishing stimulus of monetary and fiscal policies. Slower economic growth and weak pricing power may keep a lid on inflation. We expect interest rates to remain volatile.

                 We appreciate your trust and continue to work hard on your behalf.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

To match the USAA Virginia Bond Fund's closing
30-day SEC yield of 3.14%, and assuming a
Virginia state tax rate of 5.75% and marginal
federal tax rates of:                           25.00%   28.00%  33.00%  35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:             4.44%    4.63%   4.97%   5.13%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------
           TOP 10 INDUSTRIES
           (% OF Net Assets)
------------------------------------------------

General Obligation                       18.0%

Hospital                                 14.5%

Water/Sewer Utility                      13.6%

Education                                10.6%

Special Assessment/Tax/Fee                8.7%

Appropriated Debt                         6.9%

Escrowed Bonds                            4.8%

Sales Tax                                 4.7%

Miscellaneous                             4.1%

Nursing/CCRC                              3.8%
------------------------------------------------

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-23.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

               PORTFOLIO RATINGS MIX
                      9/30/04

          [PIE CHART OF PORTFOLIO RATINGS MIX]

AA                                                46%
AAA                                               36%
A                                                 15%
BBB                                                2%
Short-Term Instruments                             1%

                     [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category BBB account for 0.8% of the Fund's investments and are included in the appropriate category above.

          PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

          YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-23.

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

CATEGORIES & DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         BAN     Bond Anticipation Notes

         ETM     Escrowed to final maturity

         GO      General Obligation

         IDA     Industrial Development Authority/Agency

         MFH     Multifamily Housing

         MLO     Municipal Lease Obligation

         RB      Revenue Bond

         PRE     Prerefunded to a date prior to maturity

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (96.0%)

             VIRGINIA (93.4%)
             Abingdon Town IDA Hospital RB,
  $ 3,305     Series 1998                                         5.25%       7/01/2016       $  3,476
    1,360     Series 1998                                         5.38        7/01/2028          1,387
    2,505    Alexandria IDA Educational Facilities RB,
              Series 1999                                         5.88        1/01/2023          2,699
             Alexandria IDA RB,
    5,755     Series 2000A (INS)                                  5.90       10/01/2020          6,604
   12,480     Series 2000A (INS)                                  5.90       10/01/2030         14,107
    4,010    Arlington County Public Improvement Bonds GO,
              Series 2001                                         5.00        2/01/2020          4,285
             Biotechnology Research Park Auth. RB (MLO),
    3,215     Series 2001                                         5.00        9/01/2017          3,487
    8,065     Series 2001                                         5.00        9/01/2021          8,436
    1,000    Bristol Utility Systems RB,
              Series 2001 (INS)(ETM)                              4.60        7/15/2012          1,088
    2,000    Chesapeake GO, Series 2003                           5.00        6/01/2013          2,232
             Chesterfield County Health Center
              Commission Mortgage RB,
    1,500     Series 1996                                         5.95       12/01/2026          1,584
   11,630     Series 1996                                         6.00        6/01/2039         12,268
             College Building Auth. Educational Facilities RB,
    1,390     Series 2000 (Hampton Univ.)                         5.80        4/01/2016          1,535
    1,000     Series 2000 (Hampton Univ.)                         6.00        4/01/2020          1,109
    3,300     Series 2000A (INS)                                  5.00        9/01/2017          3,566
    6,215     Series 2000A                                        5.00        9/01/2019          6,614
    6,530     Series 2000A                                        5.00        9/01/2020          6,943
    3,125     Series 2001A                                        5.00        9/01/2017          3,395
    3,540     Series 2001A                                        5.00        9/01/2018          3,825
    3,720     Series 2001A                                        5.00        9/01/2019          3,996
    4,475     Series 2003A                                        5.00        9/01/2013          4,979
             Commonwealth Transportation Board RB,
    1,600     Series 1997C (Route 58 Corridor)                    5.13        5/15/2019          1,709
   11,340     Series 1999B (Route 58 Corridor)                    5.50        5/15/2020         12,492
    2,150     Series 1999B (Route 58 Corridor)                    5.50        5/15/2022          2,368
    2,395     Series 2001A (Northern Virginia)                    5.25        5/15/2016          2,644
    2,520     Series 2001A (Northern Virginia)                    5.25        5/15/2017          2,781
    2,655     Series 2001A (Northern Virginia)                    5.25        5/15/2018          2,931
    2,000     Series 2001A (Northern Virginia)                    5.25        5/15/2020          2,186
    4,390     Series 2001B (Route 58 Corridor)                    5.25        5/15/2017          4,846
    3,000     Series 2001B (Route 58 Corridor)                    5.25        5/15/2018          3,312

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
  $ 3,000    Dinwiddie County IDA (MLO),
              Series B (INS)(a)                                   5.00%       2/15/2034       $  3,068
    2,250    Emporia GO, Series 1995                              5.75        7/15/2015          2,327
    7,000    Fairfax County Economic Development Auth. RB,
              Series 2004 (INS)                                   5.00        4/01/2029          7,205
   15,180    Fairfax County INOVA Hospital IDA RB,
              Series 1996                                         6.00        8/15/2026         16,339
    2,000    Fairfax County Redevelopment and Housing
              Auth. MFH RB, Series 1996A                          6.00       12/15/2028          2,101
   11,000    Fairfax County Sewer RB, Series 1996 (INS)           5.88        7/15/2028         11,832
             Fairfax County Water Auth. RB,
    4,750     Series 1992                                         6.00        4/01/2022          5,240
    5,235     Series 2000                                         5.63        4/01/2025          5,778
    1,000     Series 2000                                         5.75        4/01/2030          1,110
   12,275    Fauquier County IDA Hospital RB,
              Series 2002 (INS)                                   5.25       10/01/2025         12,849
    8,750    Galax IDA Hospital RB, Series 1995 (INS)             5.75        9/01/2020          9,148
             Hampton Convention Center RB,
    2,980     Series 2002 (INS)                                   5.25        1/15/2018          3,255
    9,030     Series 2002A (INS)                                  5.25        1/15/2023          9,613
    1,255    Hampton Redevelopment and Housing Auth. RB,
              Series 1996A                                        6.00        1/20/2026          1,309
   12,185    Hanover County IDA Bon Secours Health
              System Hospital RB, Series 1995 (INS)               6.38        8/15/2018         14,957
    9,750    Henrico County Economic Development
              Auth. RB, Bon Secours Health System,
              Series 2002A                                        5.60       11/15/2030         10,054
             Henrico County IDA Residential and
              Healthcare Facility RB,
    1,025     Series 1997                                         6.10        7/01/2020          1,034
    2,070     Series 1997                                         6.15        7/01/2026          2,082
    2,500    Henry County IDA Hospital RB,
              Series 1997 (PRE)                                   6.00        1/01/2027          2,745
    3,960    Housing Development Auth. Commonwealth
              Mortgage Bonds, Series 2001J,
              Subseries J-1 (INS)                                 5.20        7/01/2019          4,034
    3,500    Isle of Wight County IDA RB,
              Series 2000A                                        5.85        1/01/2018          3,768
    2,000    Loudoun County GO, Series 2002A                      5.25        5/01/2022          2,153
    2,000    Loudoun County IDA Hospital RB,
              Series 1995 (INS)                                   5.80        6/01/2026          2,081

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             Loudoun County IDA Public Safety Facility
              Lease RB (MLO),
  $ 4,460     Series 2003A (INS)                                  5.25%      12/15/2016       $  4,983
    1,740     Series 2003A (INS)                                  5.25       12/15/2018          1,926
    1,835     Series 2003A (INS)                                  5.25       12/15/2019          2,020
      900     Series 2003A (INS)                                  5.25       12/15/2020            985
    1,040     Series 2003A (INS)                                  5.25       12/15/2021          1,132
    1,545    Lynchburg GO Public Improvement BAN,
              Series 2000                                         5.75        6/01/2030          1,706
             Metropolitan Washington Airports Auth. RB,
    7,000     Series 1997A (INS)                                  5.38       10/01/2023          7,439
    2,505     Series 2003B (INS)                                  5.25       10/01/2017          2,761
    1,690     Series 2003B (INS)                                  5.25       10/01/2018          1,853
    2,000     Series 2003B (INS)                                  5.25       10/01/2019          2,182
             Montgomery County IDA RB (MLO),
    2,440     Series 2000B (INS)                                  5.50        1/15/2022          2,712
    2,450     Series 2001 (INS)                                   5.25        1/15/2015          2,710
    1,065     Series 2001 (INS)                                   5.25        1/15/2019          1,161
             Newport News GO,
    3,170     Series 2000A (PRE)                                  5.75        5/01/2018          3,686
    6,750     Series 2000A (PRE)                                  5.75        5/01/2020          7,847
    1,850    Norfolk Redevelopment and Housing Auth.
              RB (MLO), Series 1999                               5.50       11/01/2019          2,077
             Prince William County IDA Educational
              Facilities RB,
    1,695     Series 2003                                         5.00       10/01/2018          1,729
    3,985     Series 2003                                         5.38       10/01/2023          4,032
    7,500     Series 2003                                         5.50       10/01/2033          7,514
             Prince William County IDA Potomac Hospital RB,
    2,500     Series 1995 (PRE)                                   6.85       10/01/2025          2,680
    1,210     Series 2003                                         5.50       10/01/2017          1,319
    1,350     Series 2003                                         5.50       10/01/2019          1,456
    4,000    Prince William County Service Auth. Water RB,
              Series 1999 (INS)                                   5.60        7/01/2024          4,426
             Public School Auth. Financing GO,
    4,645     Series 1999B                                        6.00        8/01/2019          5,381
   10,585     Series 2000A                                        5.50        8/01/2020         11,768
    3,905     Series 2000B                                        5.00        8/01/2018          4,151
    6,300     Series 2000B                                        5.00        8/01/2019          6,670
    3,220     Series 2001A                                        5.00        8/01/2018          3,454
    7,170     Series 2001B                                        5.00        8/01/2015          7,800
    7,255     Series 2001B                                        5.00        8/01/2016          7,851

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             Resources Auth. Clean Water RB,
  $ 1,790     Series 1999                                         5.63%      10/01/2022       $  2,008
    6,700     Series 2000                                         5.38       10/01/2021          7,386
             Resources Auth. Infrastructure RB,
    1,265     Series 2001A (Pooled Water Loan)                    5.00        5/01/2019          1,342
    2,300     Series 2002A                                        5.25        5/01/2015          2,525
             Resources Auth. Water and Sewer RB,
    7,210     Series 1996A (Suffolk)                              5.63        4/01/2027          7,776
    1,620     Series 1997 (Botetourt)                             5.30       11/01/2022          1,750
             Resources Auth. Water System RB, Gloucester,
    1,455     Series 2002                                         5.00        4/01/2014          1,615
    1,520     Series 2002                                         5.00        4/01/2015          1,675
    1,600     Series 2002                                         5.00        4/01/2016          1,754
    1,670     Series 2002                                         5.00        4/01/2017          1,822
    1,255     Series 2002                                         5.00        4/01/2018          1,362
             Richmond Convention Center Auth. RB,
    6,295     Series 2000                                         6.13        6/15/2020          7,052
   14,750     Series 2000(b)                                      6.13        6/15/2025         16,444
    7,840    Richmond GO, Series 1999A (INS)                      5.13        1/15/2024          8,183
    1,000    Virginia Beach Development Auth. Residential
              and Health Care Facility RB, Series 1997            6.15        7/01/2027          1,034
    7,610    Virginia Beach GO, Series 2000                       5.50        3/01/2020          8,248
    1,250    Virginia Beach Public Improvement Bonds GO,
              Series 2001                                         5.00        6/01/2018          1,339
   10,395    Virginia Beach Water and Sewer System RB,
              Series 2000                                         5.50        8/01/2025         11,317
      415    Winchester IDA Educational Facilities RB,
              Series 1994 (INS)                                   6.75       10/01/2019            423

             PUERTO RICO (2.6%)
             Commonwealth GO,
    5,000     Series 2003A                                        5.25        7/01/2021          5,313
    1,565     Series 2003A                                        5.25        7/01/2022          1,657
    1,315    Commonwealth Highway and Transportation
              Auth. RB, Series 2003G (INS)                        5.25        7/01/2021          1,440
             Housing Finance Auth. Capital Fund Program RB,
    2,000     Series 2003                                         5.00       12/01/2018          2,139
    2,560     Series 2003                                         5.00       12/01/2019          2,723
                                                                                              --------
             Total fixed-rate instruments (cost: $447,038)                                     482,704
                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------

             PUT BONDS (2.4%)

             VIRGINIA (1.2%)
   $6,000    Henrico County Economic Development Auth. RB,
              Series 2000 (PRE)                                   5.75%      11/15/2030       $  6,031

             PUERTO RICO (1.2%)
    5,500    Commonwealth GO, Series 2004A                        5.00        7/01/2030          5,937
                                                                                              --------
             Total put bonds (cost: $11,788)                                                    11,968
                                                                                              --------
             VARIABLE-RATE DEMAND NOTES (0.9%)

             VIRGINIA
    4,025    Peninsula Ports Auth. Coal Terminal RB,
              Series 1987D (LOC - U.S. Bank, N.A.)                1.73        7/01/2016          4,025
      800    Richmond IDA RB,
              Series 2001 (LOC - SunTrust Bank)                   1.75       12/01/2031            800
                                                                                              --------
             Total variable-rate demand notes (cost: $4,825)                                     4,825
                                                                                              --------

             TOTAL INVESTMENTS (COST: $463,651)                                               $499,497
                                                                                              ========

24

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) At September 30, 2004, the cost of securities purchased on a when-issued basis was $3,058,000.

         (b) At September 30, 2004, portions of these securities were segregated to cover when-issued purchases.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

ASSETS
  Investments in securities, at market value (identified cost of $463,651)    $499,497
  Cash                                                                              80
  Receivables:
     Capital shares sold                                                            72
     Interest                                                                    7,179
                                                                              --------
        Total assets                                                           506,828
                                                                              --------
LIABILITIES
  Payables:
     Securities purchased (when-issued of $3,060)                                3,060
     Capital shares redeemed                                                       195
     Dividends on capital shares                                                   525
  Accrued management fees                                                          174
  Other accrued expenses and payables                                                9
                                                                              --------
        Total liabilities                                                        3,963
                                                                              --------
           Net assets applicable to capital shares outstanding                $502,865
                                                                              ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                             $471,399
  Accumulated net realized loss on investments                                  (4,380)
  Net unrealized appreciation of investments                                    35,846
                                                                              --------
           Net assets applicable to capital shares outstanding                $502,865
                                                                              ========
  Capital shares outstanding                                                    42,890
                                                                              ========
  Authorized shares of $.01 par value                                          120,000
                                                                              ========
  Net asset value, redemption price, and offering price per share             $  11.72
                                                                              ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA VIRGINIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                       $12,201
                                                         -------
EXPENSES
   Management fees                                           913
   Administrative and servicing fees                         371
   Transfer agent's fees                                     103
   Custody and accounting fees                                48
   Postage                                                     7
   Shareholder reporting fees                                  2
   Directors' fees                                             4
   Professional fees                                          18
   Other                                                       7
                                                         -------
      Total expenses                                       1,473
   Expenses paid indirectly                                   (1)
                                                         -------
      Net expenses                                         1,472
                                                         -------
NET INVESTMENT INCOME                                     10,729
                                                         -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss                                        (248)
   Change in net unrealized appreciation/depreciation     (4,329)
                                                         -------
      Net realized and unrealized loss                    (4,577)
                                                         -------
   Increase in net assets resulting from operations      $ 6,152
                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA VIRGINIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2004

                                                              9/30/2004     3/31/2004
                                                              -----------------------
FROM OPERATIONS
  Net investment income                                        $ 10,729     $  21,811
  Net realized gain (loss) on investments                          (248)        1,370
  Change in net unrealized appreciation/
     depreciation of investments                                 (4,329)        5,288
                                                               ----------------------
     Increase in net assets resulting from operations             6,152        28,469
                                                               ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (10,729)      (21,811)
                                                               ----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                      22,492        46,611
  Dividend reinvestments                                          7,559        15,341
  Cost of shares redeemed                                       (33,114)      (68,441)
                                                               ----------------------
     Decrease in net assets from
         capital share transactions                              (3,063)       (6,489)
                                                               ----------------------
  Net increase (decrease) in net assets                          (7,640)          169

NET ASSETS
  Beginning of period                                           510,505       510,336
                                                               ----------------------
  End of period                                                $502,865      $510,505
                                                               ======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                     1,947         3,969
  Shares issued for dividends reinvested                            655         1,310
  Shares redeemed                                                (2,877)       (5,860)
                                                               ----------------------
     Decrease in shares outstanding                                (275)         (581)
                                                               ======================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Bond Fund (the
         Fund). The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Securities are valued each business day by a pricing service
                    (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values.
                    For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                    by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's net asset value
                    (NAV) to be more reliable than it otherwise would be.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2004,

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 the outstanding when-issued commitments for the Fund were $3,060,000.

              E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2004, these custodian and other bank credits reduced the Fund's expenses by $1,000.

              F. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended September 30, 2004, the Fund paid CAPCO facility fees of $2,000. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2005, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2004, the Fund had capital loss carryovers of $4,127,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2008 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

         CAPITAL LOSS CARRYOVERS                    BALANCE         EXPIRES
         -----------------------------------------------------------------------
                                                   $1,517,000         2008
                                                    2,432,000         2009
                                                      178,000         2011
                                                   ----------
         Total                                     $4,127,000
                                                   ==========


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2004, were $18,762,000 and $22,185,000, respectively.

         As of September 30, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2004, were $35,846,000 and $0, respectively, resulting in net unrealized appreciation of $35,846,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 base fee depending upon the performance of the Fund relative to the performance of the Lipper Virginia Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Virginia Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2004, the Fund's effective base fee was 0.32% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended September 30, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $913,000, which included a performance adjustment of $115,000 that increased the base management fee of 0.32% by 0.05%.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $371,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $103,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2004, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                           COST TO      NET REALIZED LOSS
      SELLER                         PURCHASER            PURCHASER         TO SELLER
-----------------------------------------------------------------------------------------
USAA Florida Tax-Free          USAA Virginia Bond Fund    $2,724,000        $(12,000)
  Income Fund

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                              SIX-MONTH
                                            PERIOD ENDED
                                            SEPTEMBER 30,                 YEAR ENDED MARCH 31,
                                            ----------------------------------------------------------------------
                                                2004          2004        2003        2002        2001        2000
                                            ----------------------------------------------------------------------
Net asset value at beginning of period      $  11.83      $  11.67    $  11.08    $  11.29    $  10.69    $  11.52
                                            ----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                         .25           .51         .52         .55         .59         .59
   Net realized and unrealized gain (loss)      (.11)          .16         .59        (.21)        .60        (.83)
                                            ----------------------------------------------------------------------
Total from investment operations                 .14           .67        1.11         .34        1.19        (.24)
                                            ----------------------------------------------------------------------
Less distributions:
   From net investment income                   (.25)         (.51)       (.52)       (.55)       (.59)       (.59)
                                            ----------------------------------------------------------------------
Net asset value at end of period            $  11.72      $  11.83    $  11.67    $  11.08    $  11.29    $  10.69
                                            ======================================================================
Total return (%)*                               1.24          5.84       10.16        3.02       11.45       (2.00)
Net assets at end of period (000)           $502,865      $510,505    $510,336    $466,718    $432,047    $377,216
Ratio of expenses to average
   net assets (%)**                              .60(a,b)      .61(b)      .59(b)      .52(b)      .43(b)      .43(b)
Ratio of net investment income to
   average net assets (%)**                     4.34(a)       4.32        4.51        4.86        5.38        5.45
Portfolio turnover (%)                          3.87         15.77       14.91       35.06       30.28       24.60

 *  Assumes reinvestment of all net investment income distributions during the period.
**  For the six-month period ended September 30, 2004, average net assets were $493,465,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                   -             -           -        (.02%)         -           -

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2004, through September 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                   BEGINNING          ENDING             DURING PERIOD*
                                 ACCOUNT VALUE     ACCOUNT VALUE         APRIL 1, 2004-
                                 APRIL 1, 2004   SEPTEMBER 30, 2004    SEPTEMBER 30, 2004
                                 --------------------------------------------------------
Actual                             $1,000.00          $1,012.40              $3.00

Hypothetical
  (5% return before expenses)       1,000.00           1,022.09               3.02

*Expenses are equal to the Fund's annualized expense ratio of 0.60%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.24% for the six-month period of April 1, 2004, to September 30, 2004.

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44

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank & Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND WILL FILE ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q WILL BE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                               Recycled
                                                                 Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                  U.S.
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39604-1104                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 29, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    November 29, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.